Financial instruments by category	6 Months Ended
Jun. 30, 2025
Financial instruments by category
Financial instruments by category

21Financial instruments by category

Financial assets as per statement of financial position

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
At amortised cost
Trade and other receivables	5,224,190	4,009,282
Cash and cash equivalents	4,876,982	4,958,983
	10,101,172	8,968,265

Financial liabilities as per statement of financial position

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Accounts payable, accruals and other payables excluding non-financial items	9,536,435	9,376,566
Deferred purchase price	646,678	1,148,013
Lease liabilities	809,220	1,047,064
Current tax liabilities	1,069,663	836,117
Derivative warrant liabilities	1,505,540	669,156
Due to related parties	—	—
	13,567,536	13,076,916